Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Net income	$ 241,590	$ 556,334
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	310,358	577,679
Gain (loss) on cash flow hedge		376
Deferred income tax on gain (loss) on cash flow hedge	309	(94)
Other fair value adjustments through other comprehensive income	382	(25)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	(977)	(494)
Income tax on gain associated with pension and other postretirement benefit obligations	256	(16)
Total other comprehensive income (loss)	310,328	577,426
Comprehensive Income	551,918	1,133,760
Comprehensive Income on subsidiaries
Comprehensive Income (loss)	551,918	1,133,760
Total comprehensive income attributable to:
Company shareholders	542,522	1,200,914
Non-controlling interest	9,396	(67,154)
Total comprehensive income attributable	551,918	1,133,760
Restricted subsidiaries [Member]
Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Net income	140,619	261,218
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	373,667	492,495
Gain (loss) on cash flow hedge	(441)	(1,246)
Deferred income tax on gain (loss) on cash flow hedge	309	(94)
Other fair value adjustments through other comprehensive income	382	(25)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	(209)	76
Income tax on gain associated with pension and other postretirement benefit obligations	256	(16)
Total other comprehensive income (loss)	373,964	491,190
Comprehensive Income	514,583	752,408
Comprehensive Income on subsidiaries	37,335	381,352
Comprehensive Income (loss)	551,918	1,133,760
Total comprehensive income attributable to:
Company shareholders	549,190	1,268,725
Non-controlling interest	2,728	(134,965)
Total comprehensive income attributable	551,918	1,133,760
Unrestricted subsidiaries [Member]
Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Net income	100,971	295,116
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	(63,309)	85,184
Gain (loss) on cash flow hedge	441	1,622
Deferred income tax on gain (loss) on cash flow hedge
Other fair value adjustments through other comprehensive income
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	(768)	(570)
Income tax on gain associated with pension and other postretirement benefit obligations
Total other comprehensive income (loss)	(63,636)	86,236
Comprehensive Income	37,335	381,352
Comprehensive Income on subsidiaries
Comprehensive Income (loss)	37,335	381,352
Total comprehensive income attributable to:
Company shareholders	30,667	313,541
Non-controlling interest	6,668	67,811
Total comprehensive income attributable	37,335	381,352
Eliminations [Member]
Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Net income
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments
Gain (loss) on cash flow hedge
Deferred income tax on gain (loss) on cash flow hedge
Other fair value adjustments through other comprehensive income
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations
Income tax on gain associated with pension and other postretirement benefit obligations
Total other comprehensive income (loss)
Comprehensive Income
Comprehensive Income on subsidiaries	(37,335)	(381,352)
Comprehensive Income (loss)	(37,335)	(381,352)
Total comprehensive income attributable to:
Company shareholders	(37,335)	(381,352)
Non-controlling interest
Total comprehensive income attributable	$ (37,335)	$ (381,352)